UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Elfun Trusts

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—96.2% †	Number of Shares	Fair Value
Aerospace & Defense—0.2%
Hexcel Corp.	100,000	$4,430,000
Air Freight & Logistics—1.0%
United Parcel Service Inc., Class B	230,000	25,152,800
Application Software—3.3%
Intuit Inc.	535,000	58,855,350
salesforce.com Inc.	270,000	19,259,100	(a)
		78,114,450
Biotechnology—7.6%
Alexion Pharmaceuticals Inc.	190,000	23,282,600	(a)
Amgen Inc.	460,000	76,732,600
Gilead Sciences Inc.	730,000	57,757,600
Vertex Pharmaceuticals Inc.	270,000	23,546,700	(a)
		181,319,500
Cable & Satellite—9.0%
Charter Communications Inc., Class A	275,000	74,241,750	(a)
Comcast Corp., Class A	680,000	45,111,200
Liberty Global PLC, Class C	2,200,000	72,688,000	(a)
Sirius XM Holdings Inc.	5,700,000	23,769,000	(a)
		215,809,950
Data Processing & Outsourced Services—7.7%
Automatic Data Processing Inc.	170,000	14,994,000
Paychex Inc.	90,000	5,208,300
PayPal Holdings Inc.	1,200,000	49,164,000	(a)
Square Inc., Class A	200,000	2,332,000	(a)
Visa Inc., Class A	1,370,000	113,299,000
		184,997,300
Diversified Banks—3.3%
JPMorgan Chase & Co.	1,200,000	79,908,000
Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	3,606,300	(a)
Financial Exchanges & Data—6.8%
CME Group Inc.	930,000	97,203,600
S&P Global Inc.	520,000	65,811,200
		163,014,800
Healthcare Equipment—4.1%
Abbott Laboratories	420,000	17,761,800
Medtronic PLC	930,000	80,352,000
		98,113,800
Healthcare Supplies—1.4%
The Cooper Companies Inc.	190,000	34,059,400
Home Improvement Retail—2.8%
Lowe’s Companies Inc.	930,000	67,155,300
Industrial Conglomerates—0.8%
Honeywell International Inc.	160,000	18,654,400
Industrial Machinery—0.8%
Dover Corp.	275,000	20,251,000
Integrated Oil & Gas—2.0%
Chevron Corp.	460,000	47,343,200

Internet & Direct Marketing Retail—4.5%
Amazon.com Inc.	130,000	108,850,300	(a)
Internet Software & Services—8.2%
Alibaba Group Holding Ltd. ADR	110,000	11,636,900	(a)
Alphabet Inc., Class A	38,000	30,554,280	(a)
Alphabet Inc., Class C	83,000	64,515,070	(a)
Baidu Inc. ADR	190,000	34,593,300	(a)
Facebook Inc., Class A	360,000	46,177,200	(a)
LinkedIn Corp., Class A	50,000	9,556,000	(a)
		197,032,750
Investment Banking & Brokerage—3.0%
The Charles Schwab Corp.	2,300,000	72,611,000
Movies & Entertainment—1.3%
The Walt Disney Co.	340,000	31,572,400
Oil & Gas Equipment & Services—3.4%
Schlumberger Ltd.	1,050,000	82,572,000
Pharmaceuticals—7.7%
Allergan PLC	450,000	103,639,500	(a)
Johnson & Johnson	460,000	54,339,800
Merck & Company Inc.	275,000	17,162,750
Pfizer Inc.	300,000	10,161,000
		185,303,050
Reinsurance—0.4%
Alleghany Corp.	20,000	10,500,400	(a)
Semiconductors—2.9%
QUALCOMM Inc.	1,030,000	70,555,000
Soft Drinks—4.4%
PepsiCo Inc.	960,000	104,419,200
Specialized REITs—3.2%
American Tower Corp.	680,000	77,064,400
Systems Software—1.6%
Microsoft Corp.	650,000	37,440,000
Technology Hardware, Storage & Peripherals—3.4%
Apple Inc.	720,000	81,396,000
Trading Companies & Distributors—1.2%
United Rentals Inc.	360,000	28,256,400	(a)

Total Common Stock (Cost $1,397,845,349)		2,309,503,100

Short-Term Investments—3.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.31%
(Cost $78,945,433)	78,945,433	78,945,433	(b,c,d)

Total Investments (Cost $1,476,790,782)		2,388,448,533

Other Assets and Liabilities, net—0.5%		11,042,397

NET ASSETS—100.0%		$2,399,490,930

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

(d)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

†	Percentages are based on net assets as of September 30, 2016.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$2,309,503,100	$—	$—	$2,309,503,100
Short-Term Investments	78,945,433	—	—	78,945,433

Total Investments in Securities	$2,388,448,533	$—	$—	$2,388,448,533

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,476,715,791	$925,560,264	$(13,827,522)	$911,732,742

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/s/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2016

By:	/s/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2016